Transactions with related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 22.4	$ 24.8	$ 21.8
Post-employment benefits	2.0	2.2	1.9
Equity-based compensation	54.7	50.8	57.3
Total	79.1	77.8	81.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	18.4	20.8	17.1
Post-employment benefits	2.0	2.2	1.9
Equity-based compensation	49.9	46.2	52.9
Total	70.3	69.2	71.9
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.0	4.0	4.7
Equity-based compensation	4.8	4.6	4.4
Total	$ 8.8	$ 8.6	$ 9.1